Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 10. PROPERTY, PLANT AND EQUIPMENT

Major classes of property, plant and equipment and their respective balances for the Companies are as follows:

At December 31,	2017	2016
(millions)

Dominion Energy
Utility:
Generation	$17,602	$17,147
Transmission	15,335	14,315
Distribution	17,408	16,381
Storage	2,887	2,814
Nuclear fuel	1,599	1,537
Gas gathering and processing	219	216
Oil and gas	1,720	1,652
General and other	1,514	1,450
Plant under construction	7,765	6,254
Total utility	66,049	61,766
Nonutility:
Merchant generation-nuclear	1,452	1,419
Merchant generation-other	4,992	4,149
Nuclear fuel	968	897
Gas gathering and processing	630	619
Other-including plant under construction	732	706
Total nonutility	8,774	7,790
Total property, plant and equipment	$74,823	$69,556

Virginia Power
Utility:
Generation	$17,602	$17,147
Transmission	8,332	7,871
Distribution	11,151	10,573
Nuclear fuel	1,599	1,537
General and other	794	745
Plant under construction	2,840	2,146
Total utility	42,318	40,019
Nonutility-other	11	11
Total property, plant and equipment	$42,329	$40,030

Dominion Energy Gas
Utility:
Transmission	$4,732	$4,231
Distribution	3,267	3,019
Storage	1,688	1,627
Gas gathering and processing	202	198
General and other	216	184
Plant under construction	293	448
Total utility	10,398	9,707
Nonutility:
Gas gathering and processing	630	$619
Other-including plant under construction	145	149
Total nonutility	775	768
Total property, plant and equipment	$11,173	$10,475

DOMINION ENERGY AND VIRGINIA POWER

Jointly-Owned Power Stations

Dominion Energy’s and Virginia Power’s proportionate share of jointly-owned power stations at December 31, 2017 is as follows:

	Bath County Pumped Storage Station(1)	North Anna Units 1 and 2(1)	Clover Power Station(1)	Millstone Unit 3(2)
(millions, except percentages)
Ownership interest	60%	88.4%	50%	93.5%
Plant in service	$1,059	$2,504	$589	$1,217
Accumulated depreciation	(612)	(1,263)	(231)	(381)
Nuclear fuel	—	745	—	552
Accumulated amortization of nuclear fuel	—	(607)	—	(427)
Plant under construction	2	92	6	68

(1)	Units jointly owned by Virginia Power.
(2)	Unit jointly owned by Dominion Energy.

The co-owners are obligated to pay their share of all future construction expenditures and operating costs of the jointly-owned facilities in the same proportion as their respective ownership interest. Dominion Energy and Virginia Power report their share of operating costs in the appropriate operating expense (electric fuel and other energy-related purchases, other operations and maintenance, depreciation, depletion and amortization and other taxes, etc.) in the Consolidated Statements of Income.

Acquisition of Solar Projects

In September 2017, Virginia Power entered into agreements to acquire two solar development projects in North Carolina. The first acquisition is expected to close prior to the project commencing commercial operations, which is expected by the end of 2018, and cost approximately $140 million once constructed, including the initial acquisition cost. The second acquisition is expected to close prior to the project commencing commercial operations, which is expected by the end of 2019, and cost approximately $140 million once constructed, including the initial acquisition cost. The projects are expected to generate approximately 155 MW combined. Virginia Power anticipates claiming federal investment tax credits on these solar projects.

Assignment of Tower Rental Portfolio

Virginia Power rents space on certain of its electric transmission towers to various wireless carriers for communications antennas and other equipment. In March 2017, Virginia Power sold its rental portfolio to Vertical Bridge Towers II, LLC for $91 million in cash. The proceeds are subject to Virginia Power’s FERC-regulated tariff, under which it is required to return half of the proceeds to customers. Virginia Power recognized $11 million during 2017, with the remaining $35 million to be recognized ratably through 2023.

DOMINION ENERGY AND DOMINION ENERGY GAS

Assignments of Shale Development Rights

In December 2013, Dominion Energy Gas closed on agreements with two natural gas producers to convey over time approximately 100,000 acres of Marcellus Shale development rights underneath several of its natural gas storage fields. The agreements provide for payments to Dominion Energy Gas, subject to customary adjustments, of approximately $200 million over a period of nine years, and an overriding royalty interest in gas produced from the acreage. In 2013, Dominion Energy Gas received approximately $100 million in cash proceeds. In 2014, Dominion Energy Gas received $16 million in additional cash proceeds resulting from post-closing adjustments. In March 2015, Dominion Energy Gas and one of the natural gas producers closed on an amendment to the agreement, which included the immediate conveyance of approximately 9,000 acres of Marcellus Shale development rights and a two-year extension of the term of the original agreement. The conveyance of development rights resulted in the recognition of $43 million ($27 million after-tax) of previously deferred revenue to operations and maintenance expense in Dominion Energy Gas’ Consolidated Statements of Income. In April 2016, Dominion Energy Gas and the natural gas producer closed on an amendment to the agreement, which included the immediate conveyance of a 32% partial interest in the remaining approximately 70,000 acres. This conveyance resulted in the recognition of the remaining $35 million ($21 million after-tax) of previously deferred revenue to operations and maintenance expense in Dominion Energy Gas’ Consolidated Statements of Income. In August 2017, Dominion Energy Gas and the natural gas producer signed an amendment to the agreement, which included the finalization of contractual matters on previous conveyances, the conveyance of Dominion Energy Gas’ remaining 68% interest in approximately 70,000 acres and the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from all acreage. Dominion Energy Gas will receive total consideration of $130 million, with $65 million received in 2017 and $65 million to be received by the end of the third quarter of 2018 in connection with the final conveyance. As a result of this amendment, in 2017, Dominion Energy Gas recognized a $56 million ($33 million after-tax) gain included in other operations and maintenance expense in Dominion Energy Gas’ Consolidated Statements of Income associated with the finalization of the contractual matters on previous conveyances, a $9 million ($5 million after-tax) gain included in other operations and maintenance expense in Dominion Energy Gas’ Consolidated Statements of Income associated with the elimination of its overriding royalty interest and expects to recognize an approximately $65 million ($47 million after-tax) gain associated with the final conveyance of acreage.

In November 2014, Dominion Energy Gas closed an agreement with a natural gas producer to convey over time approximately 24,000 acres of Marcellus Shale development rights underneath one of its natural gas storage fields. The agreement provided for payments to Dominion Energy Gas, subject to customary adjustments, of approximately $120 million over a period of four years, and an overriding royalty interest in gas produced from the acreage. In November 2014, Dominion Energy Gas closed on the agreement and received proceeds of $60 million associated with an initial conveyance of approximately 12,000 acres. In connection with that agreement, in 2016, Dominion Energy Gas conveyed a 50% interest in approximately 4,000 acres of Marcellus Shale development rights and received proceeds of $10 million and an overriding royalty interest in gas produced from the acreage. These transactions resulted in a $10 million ($6 million after-tax) gain. In July 2017, in connection with the existing agreement, Dominion Energy Gas conveyed an addi-tional 50% interest in approximately 2,000 acres of Marcellus Shale development rights and received proceeds of $5 million and an overriding royalty interest in gas produced from the acreage. This transaction resulted in a $5 million ($3 million after-tax) gain. The gains are included in other operations and maintenance expense in Dominion Energy Gas’ Consolidated Statements of Income. In January 2018, Dominion Energy Gas and the natural gas producer closed on an amendment to the agreement, which included the conveyance of Dominion Energy Gas’ remaining 50% interest in approximately 18,000 acres and the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from all acreage. Dominion Energy Gas received proceeds of $28 million, resulting in an approximately $28 million ($20 million after-tax) gain recorded in the first quarter of 2018.

In March 2015, Dominion Energy Gas conveyed to a natural gas producer approximately 11,000 acres of Marcellus Shale development rights underneath one of its natural gas storage fields and received proceeds of $27 million and an overriding royalty interest in gas produced from the acreage. This transaction resulted in a $27 million ($16 million after-tax) gain, included in other operations and maintenance expense in Dominion Energy Gas’ Consolidated Statements of Income.

In September 2015, Dominion Energy Gas closed on an agreement with a natural gas producer to convey approximately 16,000 acres of Utica and Point Pleasant Shale development rights underneath one of its natural gas storage fields. The agreement provided for a payment to Dominion Energy Gas, subject to customary adjustments, of $52 million and an overriding royalty interest in gas produced from the acreage. In September 2015, Dominion Energy Gas received proceeds of $52 million associated with the conveyance of the acreage, resulting in a $52 million ($29 million after-tax) gain, included in other operations and maintenance expense in Dominion Energy Gas’ Consolidated Statements of Income.

DOMINION ENERGY

Sale of Certain Retail Energy Marketing Assets

In October 2017, Dominion Energy entered into an agreement to sell certain assets associated with its nonregulated retail energy marketing operations for total consideration of $143 million, subject to customary approvals and certain adjustments. In December 2017, the first phase of the agreement closed for $79 million, which resulted in the recognition of a $78 million ($48 million after-tax) benefit, included in other operations and maintenance expense in Dominion Energy’s Consolidated Statements of Income. Dominion Energy is expected to recognize a benefit of approximately $65 million ($48 million after-tax) in other operations and maintenance expense upon closing of the second phase of the agreement in 2018. Pursuant to the agreement, Dominion Energy entered into a commission agreement with the buyer upon the first closing in December 2017 under which the buyer will pay a commission in connection with the right to use Dominion Energy’s brand in marketing materials and other services over a ten-year term.